Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Aug. 15, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Utility deposits	$ 1,861		$ 19
Other receivables	94		225
Other prepayments	626		227
Deposit - acquisiton of an associate	1,476
Other receivables, prepayments and deposits, net	4,057		471
Allowance for other receivables and prepayments, net of provision for credit losses	99		$ 2	$ 8
Consideration for promissory note	$ 1,476
Conditional reacquisition period	3 years
Blue Pool
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired		49.00%
Aggregate consideration		$ 1,476